COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Apr. 30, 2024
COMMITMENTS AND CONTINGENCIES.
Schedule of supplemental cash flow information related to leases

	Six Months Ended April 30,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$34,067	$43,826
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$67,791	$36,361

Schedule of lease term and discount rate for the company's operating lease

The following table summarizes the lease term and discount rate for the Company’s operating lease as of April 30, 2024:

Operating Lease
Weighted average remaining lease term (in years)	2.71
Weighted average discount rate	4.75%

Schedule of maturity of lease liabilities under operating lease

For the Twelve-month Period Ending April 30:	Operating Lease
2025	$27,315
2026	24,069
2027	17,482
Thereafter	—
Total lease payments	68,866
Amount of lease payments representing interest	(4,102)
Total present value of operating lease liabilities	$64,764
Current portion	$24,892
Long-term portion	39,872
Total	$64,764